Schedule of government loans (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
SBA loan	$ 143	$ 144
Western Development Canada loan	83	129
Total	226	273
Less current portion	(86)	(132)
Long-term portion of government loans	$ 140	$ 141